Intangible Assets, Net - Schedule of Future Amortization Expenses (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Future Amortization Expenses [Abstract]
2025	$ 1,539
2026	1,538
2027	1,537
2028	750
2029	324
2030	33
Amortization expenses	$ 5,721